Income taxes - Narrative (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase in income tax expense	SFr 1,300		SFr 4,600
Tax expense (income)	SFr 9,043	SFr 7,772	SFr 14,071	SFr 9,490
Effective tax rate	15.50%	35.40%	18.10%	71.60%